Non-controlling interests (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Non-controlling interests
Total	$ 752,887	$ 411,389
Weibo
Non-controlling interests
Total	666,141	394,303
Others
Non-controlling interests
Total	$ 86,746	$ 17,086